DEBT AND INTEREST (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of short-term debt obligations

	2019		2018
		Average		Average
	Carrying	Interest	Carrying	Interest
(millions)	Value	Rate	Value	Rate
Short-term debt
Commercial paper	$55.1	(0.30)%	$165.4	0.18%
Notes payable	24.5	3.53%	175.9	1.44%
Long-term debt, current maturities	300.9		401.4
Total	$380.5		$742.7

Schedule of long-term debt obligations including current maturities

		2019				2018
			Stated	Effective		Stated	Effective
	Maturity	Carrying	Interest	Interest	Carrying	Interest	Interest
(millions)	by Year	Value	Rate	Rate	Value	Rate	Rate

Long-term debt
Public notes (2019 principal amount)
Three year 2016 senior notes ($400 million)	2019	$ -	-%	-%	$399.7	2.00%	3.24%
Five year 2015 senior notes ($300 million)	2020	300.0	2.25%	2.79%	299.5	2.25%	2.79%
Ten year 2011 senior notes ($1.02 billion)	2021	1,018.3	4.35%	4.43%	1,017.6	4.35%	4.43%
Five year 2017 senior notes ($500 million)	2022	497.8	2.38%	2.55%	496.9	2.38%	2.55%
Seven year 2016 senior notes ($400 million)	2023	398.5	3.25%	3.49%	398.0	3.25%	3.49%
Seven year 2016 senior notes (€575 million)	2024	628.4	1.00%	1.10%	644.1	1.00%	1.09%
Ten year 2015 senior notes (€575 million)	2025	630.0	2.63%	2.96%	646.3	2.63%	2.94%
Ten year 2016 senior notes ($750 million)	2026	744.5	2.70%	2.93%	743.8	2.70%	2.93%
Ten year 2017 senior notes ($500 million)	2027	495.4	3.25%	3.37%	494.8	3.25%	3.37%
Thirty year 2011 senior notes ($458 million)	2041	451.9	5.50%	5.56%	451.6	5.50%	5.56%
Thirty year 2016 senior notes ($250 million)	2046	246.2	3.70%	3.76%	246.1	3.70%	3.76%
Thirty year 2017 senior notes ($700 million)	2047	610.4	3.95%	4.15%	609.0	3.95%	4.14%
Private notes (2019 principal amount)
Series B private placement senior notes ($250 million)	2023	249.6	4.32%	4.36%	249.4	4.32%	4.36%
Finance lease obligations and other		3.0			6.1
Total debt		6,274.0			6,702.9
Long-term debt, current maturities		(300.9)			(401.4)
Total long-term debt		$5,973.1			$6,301.5

Schedule of aggregate annual maturities of long-term debt

(millions)
2020	$ 301
2021	1,020
2022	498
2023	648
2024	628

Schedule of interest expense and interest income

(millions)	2019	2018	2017
Interest expense	$214.4	$235.5	$272.2
Interest income	(23.7)	(14.4)	(17.6)
Interest expense, net	$190.7	$221.1	$254.6